Document and Entity Information	Feb. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2021
Entity Registrant Name	PCTEL, Inc.
Entity Central Index Key	0001057083
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27115
Entity Tax Identification Number	77-0364943
Entity Address, Address Line One	471 Brighton Drive
Entity Address, City or Town	Bloomingdale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60108
City Area Code	630
Local Phone Number	372-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PCTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false